FAIR VALUE - Asset Measured at Fair Value (Details) - USD ($) $ in Thousands	Dec. 30, 2023	Dec. 31, 2022
Fixed Income | Restricted Investment
Fair Value
Investments at fair value	$ 24,400	$ 19,600
Money market funds | Cash and Cash Equivalents
Fair Value
Investments at fair value	498,500	391,200
Money market funds | Restricted Investment
Fair Value
Investments at fair value	400	300
Equity | Other Non current Assets
Fair Value
Investments at fair value	10,500
Mutual funds, equity and alternative investments | Investments
Fair Value
Investments at fair value	34,800	36,100
Money market and mutual funds | Other Non current Assets
Fair Value
Investments at fair value	100	500
Ardellis Insurance Ltd.
Fair Value
Total Fair Value	59,177	55,642
Estimate of Fair Value Measurement | Recurring
Fair Value
Investments at fair value	568,655	447,666
Estimate of Fair Value Measurement | Recurring | Fixed Income
Fair Value
Investments at fair value	24,088	19,286
Estimate of Fair Value Measurement | Recurring | Money market funds
Fair Value
Investments at fair value	498,933	391,505
Estimate of Fair Value Measurement | Recurring | Treasury securities
Fair Value
Investments at fair value	344	343
Estimate of Fair Value Measurement | Recurring | Equity
Fair Value
Investments at fair value	26,911	17,337
Estimate of Fair Value Measurement | Recurring | Alternative Investments
Fair Value
Investments at fair value	4,052	4,102
Estimate of Fair Value Measurement | Recurring | Mutual Fund
Fair Value
Investments at fair value	14,327	15,093
Estimate of Fair Value Measurement | Recurring | Domestic stock
Fair Value
Investments at fair value	13,330	13,067
Estimate of Fair Value Measurement | Recurring | International stock funds
Fair Value
Investments at fair value	509	1,414
Estimate of Fair Value Measurement | Recurring | Target funds
Fair Value
Investments at fair value	9	8
Estimate of Fair Value Measurement | Recurring | Bond funds
Fair Value
Investments at fair value	5	130
Estimate of Fair Value Measurement | Recurring | Alternative funds
Fair Value
Investments at fair value	474	474
Estimate of Fair Value Measurement | Recurring | Quoted Prices in Active Markets (Level 1)
Fair Value
Investments at fair value	528,994	425,586
Estimate of Fair Value Measurement | Recurring | Quoted Prices in Active Markets (Level 1) | Fixed Income
Fair Value
Investments at fair value	5,112	2,594
Estimate of Fair Value Measurement | Recurring | Quoted Prices in Active Markets (Level 1) | Money market funds
Fair Value
Investments at fair value	492,800	390,219
Estimate of Fair Value Measurement | Recurring | Quoted Prices in Active Markets (Level 1) | Treasury securities
Fair Value
Investments at fair value	344	343
Estimate of Fair Value Measurement | Recurring | Quoted Prices in Active Markets (Level 1) | Equity
Fair Value
Investments at fair value	16,411	17,337
Estimate of Fair Value Measurement | Recurring | Quoted Prices in Active Markets (Level 1) | Mutual Fund
Fair Value
Investments at fair value	14,327	15,093
Estimate of Fair Value Measurement | Recurring | Quoted Prices in Active Markets (Level 1) | Domestic stock
Fair Value
Investments at fair value	13,330	13,067
Estimate of Fair Value Measurement | Recurring | Quoted Prices in Active Markets (Level 1) | International stock funds
Fair Value
Investments at fair value	509	1,414
Estimate of Fair Value Measurement | Recurring | Quoted Prices in Active Markets (Level 1) | Target funds
Fair Value
Investments at fair value	9	8
Estimate of Fair Value Measurement | Recurring | Quoted Prices in Active Markets (Level 1) | Bond funds
Fair Value
Investments at fair value	5	130
Estimate of Fair Value Measurement | Recurring | Quoted Prices in Active Markets (Level 1) | Alternative funds
Fair Value
Investments at fair value	474	474
Estimate of Fair Value Measurement | Recurring | Prices with Other Observable Inputs (Level 2)
Fair Value
Investments at fair value	25,109	17,978
Estimate of Fair Value Measurement | Recurring | Prices with Other Observable Inputs (Level 2) | Fixed Income
Fair Value
Investments at fair value	18,976	16,692
Estimate of Fair Value Measurement | Recurring | Prices with Other Observable Inputs (Level 2) | Money market funds
Fair Value
Investments at fair value	6,133	1,286
Estimate of Fair Value Measurement | Recurring | Prices with Unobservable Inputs (Level 3)
Fair Value
Investments at fair value	14,552	4,102
Estimate of Fair Value Measurement | Recurring | Prices with Unobservable Inputs (Level 3) | Equity
Fair Value
Investments at fair value	10,500
Estimate of Fair Value Measurement | Recurring | Prices with Unobservable Inputs (Level 3) | Alternative Investments
Fair Value
Investments at fair value	$ 4,052	$ 4,102